Summary of Significant Accounting Policies - Preferred Shares (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 20, 2015	Feb. 23, 2015 shares	May 31, 2015	Sep. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Preferred shares
Net consideration						$ 15,812	$ 6,599
Shares exchanged (in shares) | shares		1,758,418
Share exchange ratio	0.01	0.01
Deemed dividend, accretion of beneficial conversion feature					$ 14,735
Series A Preferred Shares
Preferred shares
Stock issued (in shares) | shares				1,758,418
Net consideration				$ 98,872	98,872
Stock issuance costs				$ 4,949
Conversion ratio, initial rate				1
Conversion ratio, third anniversary of the issuance				2
Conversion ratio, initial public offering				1
Conversion ratio, initial public offering, third anniversary				2
Deemed dividend, accretion of beneficial conversion feature					$ 14,735
Conversion ratio			1